Tax matters - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated profit (loss) before tax
Tax rate applicable in Spain (as a percent)	30.00%	30.00%	30.00%
From continuing operations	€ 12,091	€ 10,768	€ 9,547
Consolidated profit (loss) before tax	12,091	10,768	9,547
Income tax at tax rate applicable in Spain	3,628	3,230	2,864
By the effect of application of the various tax rates applicable in each country	539	312	158
Effect of profit or loss of associates and joint ventures	(211)	(133)	(111)
Effect of deduction of goodwill in Brazil	(164)	(184)	(133)
Effect of reassessment of deferred taxes	(282)	(20)	30
Reversal of tax liabilities			(1,071)
Permanent differences	374	77	476
Current income tax	€ 3,884	€ 3,282	€ 2,213
Effective tax rate (as a percent)	32.12%	30.48%	23.18%
Current taxes	€ 3,777	€ 1,493	€ 4,070
Deferred taxes	(107)	(1,789)	1,857
Taxes paid in the year	€ 4,137	2,872	2,205
Brazil
Consolidated profit (loss) before tax
Tax rate applicable in Spain (as a percent)	25.00%
By the effect of application of the various tax rates applicable in each country	€ 656	396	300
Effective tax rate (as a percent)	45.00%
United Kingdom
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country	€ (78)	(63)	(146)
United States
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country	68	94	156
Chile
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country	€ (48)	€ (54)	€ (60)